Warrants - Schedule Of Common Stock Warrants (Details) - Rigetti Computing, Inc [Member]	11 Months Ended
	Dec. 31, 2021 shares	Mar. 31, 2021 shares
Common Stock Warrants [Line Items]
Shares	995,099	398,040
Issuance Date	May 18, 2021
Price Per Share	0.214
Expiration Date	May 18, 2031